Fees Summary	Dec. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 533,608,460.42
Previously Paid Amount	0.00
Total Fee Amount	23,411.58
Total Offset Amount	0.00
Net Fee	$ 23,411.58